CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Real estate related investments:
Office and parking properties	$ 1,762,566	$ 1,084,060
Accumulated depreciation	(199,849)	(162,123)
Net investment in office and parking properties	1,562,717	921,937
Land available for sale	250	250
Mortgage loans	0	1,500
Total net investment in real estate related investments	1,562,967	923,687
Receivables and other assets	124,691	109,427
Intangible assets, net	118,097	95,628
Assets held for sale	0	382,789
Management contracts, net	19,000	49,597
Cash and cash equivalents	81,856	75,183
Total Assets	1,906,611	1,636,311
Liabilities
Notes payable to banks	262,000	132,322
Mortgage notes payable	605,889	498,012
Accounts payable and other liabilities	82,716	90,341
Liabilities related to assets held for sale	0	285,599
Total Liabilities	950,605	1,006,274
Parkway Properties, Inc. stockholders' equity
8.00% Series D Preferred stock, $.001 par value, 5,421,296 shares authorized, issued and outstanding in 2012 and 2011	128,942	128,942
Common stock, $.001 par value, 114,578,704 and 64,578,704 shares authorized in 2012 and 2011, respectively, and 56,138,209 and 21,995,536 shares issued and outstanding in 2012 and 2011, respectively	56	22
Common stock held in trust, at cost, 8,368 shares in 2011	0	(220)
Additional paid-in capital	907,254	517,309
Accumulated other comprehensive loss	(4,425)	(3,340)
Accumulated deficit	(337,813)	(271,104)
Total Parkway Properties, Inc. stockholders' equity	694,014	371,609
Noncontrolling interests	261,992	258,428
Total equity	956,006	630,037
Total liabilities and equity	$ 1,906,611	$ 1,636,311